Note 12 - Trade and Other Receivables - Summary of Provision for Impairment of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [line items]
Loss allowance as of January 1	$ 5,180
Loss allowance as of December 31	917	$ 5,180
Provision for impairment of trade receivables [member]
Trade and other receivables [line items]
Loss allowance as of January 1	5,180	7,677
Write offs	(4,084)	(1,982)
Increase (decrease) in loss allowance	(179)	(516)
Loss allowance as of December 31	$ 917	$ 5,180